Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

Income tax expenses for the years ended December 31, 2014, 2015 and 2016 consist of the following:

	2014		2015		2016
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	~~W~~	(9,415)	~~W~~	(14,790)	~~W~~	3,887
Foreign		(1,437)		(888)		(468)

		(10,852)		(15,678)		3,419

Current income taxes
Domestic		1,473		1,351		3,240
Foreign		—		—		—

		1,473		1,351		3,240

Deferred income taxes (benefit)
Domestic		8,674		—		—
Foreign		—		—		—

		8,674		—		—

Total income tax expenses	~~W~~	10,147	~~W~~	1,351	~~W~~	3,240

Income taxes recognized directly in other comprehensive income for the years ended December 31, 2014, 2015 and 2016 are ~~W~~68 million, nil and nil, respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2015 and 2016 are as follows:

	2015		2016
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	345	~~W~~	634
Allowance for doubtful		1,179		1,150
Investments in subsidiaries and equity method investees		77		—
Depreciation and amortization		1,228		218
Deferred revenue		487		247
Net operation loss carryforwards		14,157		14,892
Foreign tax credit carryforwards		10,078		9,401
Tax credit carryforwards for research and human resource development		3,533		3,659
Tax credit carryforwards for social insurance for employment increase		70		70
Others		91		89

Total deferred tax assets		31,245		30,360
Less valuation allowance		(31,146)		(30,327)

		99		33

Deferred tax liabilities
Accrued income		23		33
Investments in subsidiaries and equity method investees		76		—

Total deferred tax liabilities		99		33

Net deferred tax assets	~~W~~	—	~~W~~	—

Reported as
Current portion of deferred income tax assets	~~W~~	—	~~W~~	—
Non-current deferred income tax assets	~~W~~	—	~~W~~	—

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Realization of the future tax benefits related to the deferred income tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the period during which the temporary differences reverse, the outlook for the economic environment in which the Company operates, and the overall future industry outlook.

In assessing the realizability of deferred income tax assets, management considered whether it was more likely than not that some portion or all of the deferred income tax assets would not be realized. In particular, a significant portion of the available loss carryforwards and tax credit carryforwards is expected to expire if the Company does not generate sufficient taxable income in Korea. The ultimate realization of deferred income tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences became deductible. Management considered the scheduled reversal of deferred tax liabilities, uncertainty in the future taxable income, the tax structure of the Company and tax planning strategies in making this assessment. In 2015 and 2016, management believed it was more likely than not that Gravity and certain subsidiaries could not realize the benefits of these deductible differences, available loss carryforwards and tax credit carryforwards, and recognized full allowances from deferred income tax assets.

As of December 31, 2016, Gravity Co., Ltd. in Korea had temporary differences of ~~W~~8,345 million, available loss carryforwards of ~~W~~30,792 million, foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~8,813 million and ~~W~~1,835 million, respectively, which expire from 2017 to 2021. Based on the Company’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~19,258 million on the full amount of temporary differences, available loss carryforwards and available tax credit carryforwards at an effective rate expected to be incurred to Gravity.

As of December 31, 2016, NeoCyon, Inc., the Company’s 96.11% owned subsidiary in Korea, had temporary differences of ~~W~~334 million and available loss carryforwards of ~~W~~6,660 million. Also, the subsidiary had foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~452 million and ~~W~~1,819 million, respectively, which expire from 2017 to 2021. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~3,809 million on the full amount of the temporary differences, available loss carryforwards and tax credits carryforwards at an effective rate expected to be incurred in Korea.

As of December 31, 2016, Gravity Entertainment Corp., the Company’s 100% owned subsidiary in Japan, had temporary differences of ~~W~~242 million and available loss carryforwards of ~~W~~92 million which expire from 2018 to 2025. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences and loss carryforwards, and recognized a valuation allowance of ~~W~~141 million on the full amount of the temporary differences and available loss carryforwards at an effective rate expected to be incurred in Japan.

As of December 31, 2016, Gravity Interactive, Inc., the Company’s 100% owned subsidiary in the United States of America, had available loss carryforwards of ~~W~~10,250 million for federal tax and ~~W~~10,625 million for state tax, respectively, which expire from 2027 to 2036. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of ~~W~~4,337 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in U.S.

As of December 31, 2016, Gravity Games Corporation, the Company’s 85.50% owned subsidiary in Korea, had temporary differences of ~~W~~1,731 million and available loss carryforwards of ~~W~~9,951 million. Also, the subsidiary had foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~137 million and ~~W~~75 million, respectively, which expire from 2017 to 2018. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~2,782 million on the full amount of the temporary differences, available loss carryforwards and tax credits carryforwards at an effective rate expected to be incurred in Korea.

The Korean statutory tax rate applicable to the Company for the years ended December 31, 2014, 2015 and 2016 is 22%. Deferred taxes are measured using the enacted tax rate expected to apply at the time of reversal, which is 22% for the Company. On January 1, 2014, amended local income tax law was enacted. This amendment has an impact on calculation of surtax on income tax for the period ended December 31, 2015 and 2016. Prior to the amended local income tax law was enacted, surtax on corporate income tax was calculated at 10% of income tax payable which was subtracted by tax credit. However, it is now calculated at 10% of income tax payable in accordance with this amendment.

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense is as follows:

	2014		2015		2016
	(In millions of Korean Won)
Tax expense (benefit) at Korean statutory tax rate (22%)	~~W~~	(2,387)	~~W~~	(3,449)	~~W~~	752
Foreign tax credit and foreign tax deduction		1,069		1,104		39
Tax credit carryforwards for research and human resource development		(756)		(558)		(471)
Foreign tax differential		(259)		(184)		(99)
Income not assessable for tax purpose		(26)		(77)		(1)
Expense not deductible for tax purpose		351		140		37
Change in formula of surtax on income tax		2,049		—		—
Change in valuation allowances		6,550		244		(819)
Tax effect from consolidation of subsidiaries		3		205		(14)
Effect of change in foreign currency exchange rate		(110)		(187)		(114)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,090		4,238		4,055
Others		(427)		(125)		(125)

Total income tax expense	~~W~~	10,147	~~W~~	1,351	~~W~~	3,240

The Company assessed uncertain tax positions and measured unrecognized tax benefits for open tax years in accordance with ASC 740, Income Taxes. The Company is subject to income tax examination by various tax jurisdictions, such as Korea and the United States. As of December 31, 2016, the Company remains subject to income tax examination of Korean National Tax Service for the tax years 2011 to 2016 and Internal Revenue Service of the United States for the tax years 2013 to 2016. The Company’s policy is that it recognizes interest expenses and penalties related to income tax matters as a component of income tax expense. Accordingly, the Company assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

Based on the approach above, the Company assessed the uncertain tax positions and did not record any unrecognized tax benefits as the Company believes that it is more likely than not that there will not be any unrecognized tax benefits.

Allowances for deferred income tax assets for three years ended December 31, 2014, 2015 and 2016 are as follows:

	Balance at Beginning of Year		Decrease(*)		Increase		Balance at End of Year
	(In millions of Korean Won)
2014
Valuation allowance	~~W~~	24,352	~~W~~	(4,090)	~~W~~	10,640	~~W~~	30,902
2015
Valuation allowance		30,902		(4,238)		4,482		31,146
2016
Valuation allowance		31,146		(4,055)		3,236		30,327

(*1)	The valuation allowances decreased primarily due to the expiration of unused foreign tax credits and unused net operating loss carryforwards.